Investments in affiliates (Tables)	12 Months Ended
Dec. 31, 2019
Investments in affiliates
Consolidated wholly owned subsidiaries

As of December 31, 2019, Gemini consolidated its wholly owned subsidiaries listed below:

Company	Vessel Name	Year Built	TEU	Date of vessel delivery
Averto Shipping S.A.	Suez Canal	2002	5,610	July 20, 2015
Sinoi Marine Ltd.	Genoa	2002	5,544	August 2, 2015
Kingsland International Shipping Limited	Catherine C	2001	6,422	September 21, 2015
Leo Shipping and Trading S.A.	Leo C	2002	6,422	February 4, 2016
Springer Shipping Co	Belita	2006	8,533	August 26,2019

Summary of the financial information for equity accounted investments

A condensed summary of the financial information for equity accounted investments 49% owned by the Company shown on a 100% basis are as follows (in thousands):

	2019	2018	2017
Current assets	$6,242	$8,327
Non-current assets	$69,740	$41,155
Current liabilities	$9,892	$5,201
Long-term liabilities	$47,795	$29,254
Net operating revenues	$20,264	$18,885	$17,388
Net income	$3,268	$2,787	$1,969